Assets Acquired and Liabilities Assumed on Acquisition (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2016	May 31, 2015	May 31, 2014
Acquisitions
Goodwill		$ 1,219,630	$ 1,215,688	$ 1,147,374
Weighted-average other intangible asset amortization life (in years)		9 years	14 years
2016 Acquisitions
Acquisitions
Current assets		$ 20,094
Property, plant and equipment		4,771
Goodwill		29,762
Other intangible assets		18,441
Other long-term assets		27
Total Assets Acquired		73,095
Liabilities assumed		(21,379)
Net Assets Acquired	[1]	$ 51,716
2015 Acquisitions
Acquisitions
Current assets			$ 27,533
Property, plant and equipment			11,506
Goodwill			27,833
Tradenames - indefinite lives			7,209
Other intangible assets			26,781
Other long-term assets			202
Total Assets Acquired			101,064
Liabilities assumed			(28,363)
Net Assets Acquired	[2]		$ 72,701

[1]	Figure includes cash acquired of $6.5 million.
[2]	Figure includes cash acquired of $2.8 million.